Share-Based Payments - Additional Information (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 03, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions income		$ 18
Share-based payment transactions expense	$ 345
Share-based compensation number of shares issued | shares	1,972.0	1,959.0
The Zenzele Kabili scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 73
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	0.2	0.1
Share-based compensation grant date fair value	$ 9	$ 2
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.1	0.1
Fair value of stock options granted	$ 4		$ 4